Deferred Charges (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Balance at beginning of the period	$ 22,809
Balance at the end of the period	24,737
Drydocking Special Survey Costs [Member]
Balance at beginning of the period	22,809
Additions	5,868
Amortization	(3,940)
Balance at the end of the period	$ 24,737